SEGMENT INFORMATION - Reconciliation of segment operating profit or loss to consolidated net loss (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SEGMENT INFORMATION
Segment operating income (loss)	€ (19,813,000)	€ (4,257,000)	€ (1,612,000)
Financial income (expense), net	1,079,000	236,000	145,000
Foreign Currency exchange (losses) gains, net	(1,799,000)	1,925,000	2,360,000
Income tax (expense) benefit	(644,000)	(837,000)	(193,000)
Net income (loss)	€ (21,177,772)	€ (2,933,058)	€ 699,890